Employee benefit obligations - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions and sensitivities
Estimate of contributions expected to be paid		$ 31
Defined benefit plan
Assumptions and sensitivities
Estimate of contributions expected to be paid	$ 30	$ 21
Discount rates | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ 186	$ 193
Increase in actuarial assumption (as a percent)			0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ (166)	$ (173)
Rates of inflation | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ (56)	$ (85)
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 63	$ 94
Rates of increase in salaries | Defined benefit plan
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption		$ (61)	$ (90)
Increase in actuarial assumption (as a percent)		0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 69	$ 99
Expected longevity | Defined benefit plan
Assumptions and sensitivities
Increase (decrease) in pension obligations due to increase in actuarial assumption		$ 68	$ 66
Increase in actuarial assumption (in years)		1 year	1 year